COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Jun. 30, 2012
Commitment and Contingencies [Abstract]
2012 (excluding the six months ended June 30, 2012)	$ 90,495
2013	30,165
Total	$ 120,660